Note 23 - Current Allowances and Provisions - Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Sales risks [member]
Statement Line Items [Line Items]
Values at the beginning of the year	$ 13,885	$ 6,290
Translation differences	247	189
Additional provisions	4,238	16,266
Reclassifications		(22)
Used	(6,974)	(8,838)
Values at the end of the year	11,396	13,885
Miscellaneous other provisions [member]
Statement Line Items [Line Items]
Values at the beginning of the year	8,871	2,705
Translation differences	227	(86)
Additional provisions	9,432	7,791
Reclassifications	7,591	1,954
Used	(5,187)	(3,493)
Values at the end of the year	20,934	8,871
Provision for current liabilities [member]
Statement Line Items [Line Items]
Values at the beginning of the year	22,756	8,995
Translation differences	474	103
Additional provisions	13,670	24,057
Reclassifications	7,591	1,932
Used	(12,161)	(12,331)
Values at the end of the year	$ 32,330	$ 22,756